OTHER INTANGIBLE ASSETS	12 Months Ended
Jun. 30, 2023
Other Intangible Assets
OTHER INTANGIBLE ASSETS

16. OTHER INTANGIBLE ASSETS

The following table shows the movements in other intangible assets:

	2023	2022
	A$	A$
Other intangible assets:
Gross carrying amount
Balance at beginning of period	753,418	-
Brands, trademark and trade names, acquired through business combination	41,264	720,550
Domain names	-	32,868
Balance at end of period	794,682	753,418

Accumulated amortization:
Balance at beginning of period	(128,498)	-
Amortization for the period	(145,712)	(128,498)
Balance at end of period	(274,210)	(128,498)
Carrying amount at the end of the period	520,472	624,920

Brand, trademark, trade names and domain names acquired in a business combination that qualify for separate recognition are recognized as intangible assets at their fair values. Brands, trademarks and trade names acquired through business combination for EasyDNA and AffinityDNA have been recognized a one category of intangible asset for each segment as they are interconnected elements that collectively contribute to a company’s image, recognition, and legal protection. They are essential components for establishing a strong market presence, building consumer trust, and safeguarding a company’s intellectual property.

The Brand, trademark, trade names and domain names acquired in respect of the purchase of the EasyDNA business and its assets have been valued using the ‘relief from royalty method’. The projected royalty cashflows were discounted to their present value assuming a weighted average cost of capital of 16%. A net royalty rate of 1.5% of projected EasyDNA revenues has been assumed.

The Brand, trademark, trade names and domain names acquired in respect of the purchase of AffinityDNA’s business and its assets have been valued using the ‘relief from royalty method’. The projected royalty cashflows have been discounted to their present value assuming a weighted average cost of capital of 48%. A net royalty rate of 1.5% of projected AffinityDNA revenues has been assumed.

Brand, trademark, trade names and domain names are amortized on a straight-line basis over their estimated useful lives of five years.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)